BASIC AND DILUTED LOSS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2024
Earnings per share [abstract]
SUMMARY OF INCOME AND SHARE DATA USED IN THE BASIC AND DILUTED LOSS PER SHARE COMPUTATIONS

	Year ended March 31,
	2024	2023

(Loss) attributable to equity holders of the company ($)	(16,825,461)	(13,271,685)
Weighted average number of ordinary shares in issue (adjusted)	29,343,727	22,257,058
Basic and dilutive loss per share (dollars per share)	(0.57)	(0.61)

Year ended March 31,
2022

(Loss) attributable to equity holders of the company ($)	(5,431,045)
Weighted average number of ordinary shares in issue (adjusted)	15,064,813
Basic and dilutive loss per share (dollars per share)	(0.36)